Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage-Backed Securities (Detail) (Debt securities, other than asset and mortgage-backed securities)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
Amortized Cost
Within one year		159,965.7
Over one year through five years		303,746.0
Over five years through ten years		107,600.0
Over ten years		59,752.7
Total		631,064.4
Fair Value
Within one year	3,587.2	159,774.5
Over one year through five years	6,708.6	298,800.7
Over five years through ten years	2,367.4	105,443.5
Over ten years	1,311.8	58,427.4
Total	$ 13,975.0	622,446.1